Tax Status	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
Employee Benefit Plan, Tax Status [Line Items]
Tax Status
Note 3 – Tax
Status
The Internal Revenue Service (“IRS”) has determined and informed the Company, by a letter dated April 24, 2017 , that the Plan, which was amended and restated effective as of January 1, 2015,
with certain amendments effective on subsequent dates, and related trust are
designed in accordance with the applicable sections of the Internal Revenue Code (“IRC”).
Although the Plan has been amended since
receiving the determination letter
, the Company’s 401(k) Administrative
Committee, the members of which are appointed by the
Compensation Committee of the Company’s
Board of Directors (the “Plan Administrator”), believes that the Plan is currently designed and being operated in compliance with the applicable requirements of the IRC
.
The related trust, therefore, is not subject to tax under
present income tax law.
Accordingly, no provision for
income taxes has been included in the Plan’s financial
statements.
U.S. GAAP requires Plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS.
The Plan is subject to routine audits
by taxing jurisdictions; however, there
are currently no audits for any tax periods in progress.